OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 64.3%
	EQUITY - 46.5%
149,900	Avantis International Small Cap Value ETF	$ 14,086,103
183,900	Dimensional International Small Cap Value ETF(a)	6,988,200
125,500	Dimensional International Value ETF(a)	6,262,450
76,700	iShares MSCI Canada ETF(a)	4,136,431
95,900	iShares MSCI International Momentum Factor ETF	4,600,323
784,100	State Street SPDR Portfolio S&P 500 ETF	62,900,501
74,000	Vanguard FTSE Emerging Markets ETF	3,978,240
34,400	Vanguard Growth ETF	16,782,384
10,000	Vanguard Mid-Cap Growth ETF	2,791,400
16,600	Vanguard Small-Cap Growth ETF(a)	5,015,026
16,900	WisdomTree Japan Hedged Equity Fund ETF	2,436,304
		129,977,362
	FIXED INCOME - 17.8%
119,600	Eldridge BBB-B CLO ETF(a)	3,167,008
68,800	First Trust Senior Loan ETF	3,156,544
468,900	Invesco Senior Loan ETF(a)	9,846,900
36,600	iShares CMBS ETF(a)	1,796,328
69,500	iShares Floating Rate Bond ETF	3,534,770
159,142	JPMorgan Mortgage-Backed Securities ETF(a)	8,125,791
120,100	PIMCO Multi Sector Bond Active ETF	3,204,268
74,600	SPDR Blackstone Senior Loan ETF	3,078,742
25,200	Vanguard Intermediate-Term Corporate Bond ETF(a)	2,110,500
157,300	Vanguard Total Bond Market ETF	11,651,211
		49,672,062

	TOTAL EXCHANGE-TRADED FUNDS (Cost $161,070,832)	179,649,424

	OPEN END FUNDS — 35.3%
	ALTERNATIVE - 3.0%
368,587	DoubleLine Flexible Income Fund, Class I	3,228,821
526,292	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	5,083,984
1	JPMorgan Hedged Equity Fund, Class I	37
		8,312,842

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 35.3% (Continued)
	EQUITY - 1.5%
1	Kopernik Global All-Cap Fund, Class I	$ 18
130,488	Thornburg Investment Income Builder Fund, Class I	4,330,886
		4,330,904
	FIXED INCOME - 30.8%
545	Allspring California Tax-Free Fund, Institutional Class	5,700
1,816	Ashmore Emerging Markets Total Return Fund, Institutional Class	9,771
593	BlackRock Floating Rate Income Fund, Institutional Class	5,654
537,726	BlackRock High Yield Portfolio Fund, Institutional Class	3,882,381
1,176	BlackRock National Municipal Fund, Institutional Class	11,748
842	BlackRock Strategic Income Opportunities Fund, Institutional Class	8,229
371	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,854
598,194	CrossingBridge Low Duration High Income Fund, Institutional Class	5,773,468
355,323	DoubleLine Low Duration Emerging Markets Fixed Income Fund, Class I	3,457,294
347,052	Eaton Vance Emerging Markets Debt Opportunities Fund, Class I	2,894,416
837,454	JPMorgan Income Fund, Class I	7,210,480
1,375	Metropolitan West Total Return Bond Fund, Class I	12,610
1,225	Neuberger Berman Strategic Income Fund, Class I	12,533
117,822	North Square Preferred And Income Securities Fund, Class I	2,504,906
673	Nuveen All-American Municipal Bond Fund, Class I	6,724
2,596	Nuveen Bond Index Fund, Institutional Class	25,418
1,959	Nuveen High Yield Municipal Bond Fund, Class I	28,007
1,416	Nuveen Preferred Securities and Income Fund, Class I	23,059
481	Nuveen Short Duration High Yield Municipal Bond Fund, Class I	4,524
755	Nuveen Strategic Income Fund, Class I	7,550
678	PIMCO Diversified Income Fund, Institutional Class	6,837
2,258	PIMCO Emerging Markets Bond Fund, Institutional Class	20,551
0(e)	PIMCO Emerging Markets Currency and Short-Term Investments Fund, Institutional Class(c)	0(f)
3	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	20
2,644,589	PIMCO Income Fund, Institutional Class	29,064,037
280,868	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,789,020
226,953	PIMCO Investment Grade Credit Bond Fund, Institutional Class	2,087,970
486,927	PIMCO Long-Term Credit Bond Fund, Institutional Class	4,333,650
289	PIMCO Low Duration Income Fund, Institutional Class	2,402
456	PIMCO Real Return Fund, Institutional Class	4,732

OCEAN PARK TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 35.3% (Continued)
	FIXED INCOME - 30.8% (Continued)
982	PIMCO Total Return Fund, Institutional Class	$ 8,703
610,174	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	5,711,232
347,399	RiverPark Strategic Income Fund, Institutional Class	2,954,487
3,367	TCW Emerging Markets Income Fund, Class I	23,398
1,134,833	Thornburg Strategic Income Fund, Class I	13,164,060
		86,059,425

	TOTAL OPEN END FUNDS (Cost $94,916,941)	98,703,171

	SHORT-TERM INVESTMENTS — 9.8%
	COLLATERAL FOR SECURITIES LOANED - 9.6%
26,950,810	First American Government Obligations Fund, Class X, 3.67%(b)(d) (Cost $26,950,810)	26,950,810

	MONEY MARKET FUND - 0.2%
455,852	First American Government Obligations Fund, Class X, 3.67%(d) (Cost $455,852)	455,852

	TOTAL SHORT-TERM INVESTMENTS (Cost $27,406,662)	27,406,662

	TOTAL INVESTMENTS - 109.4% (Cost $283,394,435)	$ 305,759,257
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.4)%	(26,229,292)
	NET ASSETS - 100.0%	$ 279,529,965

CLO	- Collateralized Loan Obligation
CMBS	- Commercial Mortgage Backed Securities
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $26,077,529, as of December 31, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2025. Total collateral had a value of $26,950,810 at December 31, 2025.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2025.
(e)	Less than one share.
(f)	Less than $1 USD.